Intangible Assets	12 Months Ended
Dec. 31, 2023
Intangible Assets [Abstract]
INTANGIBLE ASSETS
8.	INTANGIBLE ASSETS

Intangible assets consist of the following:

Balance as of December 31, 2021	$14,502
Additions of intangible assets	329
Less: Impairment losses	(8,425)
Balance as of December 31, 2022	6,406
Additions of intangible assets	16,025
Less: Impairment losses	(1,035)
Balance as of December 31, 2023	$21,396